Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Bank credit facility:
Total carrying value of debt	$ 589,583	$ 233,750	$ 258,750
Revolving Credit Facility | Line of Credit
Bank credit facility:
Total carrying value of debt		$ 233,750	$ 258,750